Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 761,400	€ 786,776
Allowance for Credit Losses	5,285	4,995	€ 41
Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	692,091	729,021
Allowance for Credit Losses	447	533
Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	55,704	45,335
Allowance for Credit Losses	680	626
Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	12,799	11,379
Allowance for Credit Losses	3,960	3,656
Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	806	1,041
Allowance for Credit Losses	198	180
Germany [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	322,648	348,310
Allowance for Credit Losses	2,537	2,166
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	297,495	324,716
Allowance for Credit Losses	214	201
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	21,499	19,904
Allowance for Credit Losses	390	333
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,653	3,689
Allowance for Credit Losses	1,936	1,619
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	(4)	13
Western Europe (excluding Germany) [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	153,573	155,646
Allowance for Credit Losses	1,564	1,758
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	134,375	141,935
Allowance for Credit Losses	116	178
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	15,228	9,828
Allowance for Credit Losses	179	194
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,410	3,171
Allowance for Credit Losses	1,076	1,224
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	560	712
Allowance for Credit Losses	194	162
Eastern Europe [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	10,221	9,609
Allowance for Credit Losses	62	107
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,768	8,050
Allowance for Credit Losses	4	3
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,058	1,174
Allowance for Credit Losses	11	7
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	396	386
Allowance for Credit Losses	47	97
Eastern Europe [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
North America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	190,674	185,366
Allowance for Credit Losses	582	431
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	175,011	173,084
Allowance for Credit Losses	51	81
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	12,133	10,504
Allowance for Credit Losses	74	55
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,442	1,628
Allowance for Credit Losses	445	289
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	89	149
Allowance for Credit Losses	12	5
Central and South America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,282	4,865
Allowance for Credit Losses	19	12
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,936	4,525
Allowance for Credit Losses	2	6
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	261	253
Allowance for Credit Losses	1	2
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	80	82
Allowance for Credit Losses	16	5
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5	5
Allowance for Credit Losses	0	0
Asia/Pacific [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	58,322	63,174
Allowance for Credit Losses	370	400
Asia/Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	52,290	58,621
Allowance for Credit Losses	28	40
Asia/Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,031	2,967
Allowance for Credit Losses	23	28
Asia/Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	909	1,475
Allowance for Credit Losses	317	330
Asia/Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	92	112
Allowance for Credit Losses	1	3
Africa [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,003	4,164
Allowance for Credit Losses	39	15
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,099	3,144
Allowance for Credit Losses	8	8
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	187	177
Allowance for Credit Losses	1	0
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	717	843
Allowance for Credit Losses	30	7
Africa [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount		0
Allowance for Credit Losses	0	0
Other countries [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	16,677	15,642
Allowance for Credit Losses	113	105
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	16,116	14,946
Allowance for Credit Losses	23	16
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	307	527
Allowance for Credit Losses	0	6
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	192	105
Allowance for Credit Losses	94	86
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	62	63
Allowance for Credit Losses	€ (5)	€ (4)